Description of Business and Segmented Disclosures (Tables)	9 Months Ended
Sep. 30, 2021
Disclosure Of Reportable Segments [Abstract]
Schedule of Segment and Operational Information
A) Results of Operations – Segment and Operational Information
i) Results for the Three Months Ended September 30

	Upstream
	Oil Sands		Conventional		Offshore
For the three months ended September 30,	2021	2020	2021	2020	2021	2020
Revenues
Gross Sales	6,114	2,436	833	232	404	—
Less: Royalties (1)	669	129	40	24	24	—
	5,445	2,307	793	208	380	—
Expenses
Purchased Product (1)	822	235	445	76	—	—
Transportation and Blending (1)	1,918	1,015	20	21	3	—
Operating (1)	616	286	135	81	49	—
Realized (Gain) Loss on Risk Management	166	137	2	—	—	—
Operating Margin	1,923	634	191	30	328	—
Unrealized (Gain) Loss on Risk Management	(39)	(135)	9	—	—	—
Depreciation, Depletion and Amortization	743	470	99	75	127	—
Exploration Expense	2	—	—	25	3	—
(Income) Loss From Equity-Accounted Affiliates	—	—	—	—	(12)	—
Segment Income (Loss)	1,217	299	83	(70)	210	—
(1)Inventory write-downs prior to January 1, 2021, have been reclassified to royalties, purchased product, transportation and blending or operating expenses to conform with the current presentation of inventory write-downs.

	Downstream
	Canadian Manufacturing		U.S. Manufacturing		Retail
For the three months ended September 30,	2021	2020	2021	2020	2021	2020
Revenues
Gross Sales	1,215	15	5,723	1,237	592	—
Less: Royalties (1)	—	—	—	—	—	—
	1,215	15	5,723	1,237	592	—
Expenses						—
Purchased Product (1)	986	—	5,171	1,133	551	—
Transportation and Blending (1)	—	—	—	—	—	—
Operating (1)	99	8	413	179	25	—
Realized (Gain) Loss on Risk Management	—	—	17	2	—	—
Operating Margin	130	7	122	(77)	16	—
Unrealized (Gain) Loss on Risk Management	—	—	5	(3)	—	—
Depreciation, Depletion and Amortization	41	2	103	518	11	—
Exploration Expense	—	—	—	—	—	—
(Income) Loss From Equity-Accounted Affiliates	—	—	—	—	—	—
Segment Income (Loss)	89	5	14	(592)	5	—

	Corporate and Eliminations		Consolidated
For the three months ended September 30,	2021	2020	2021	2020
Revenues
Gross Sales	(1,450)	(108)	13,431	3,812
Less: Royalties (1)	—	—	733	153
	(1,450)	(108)	12,698	3,659
Expenses
Purchased Product (1)	(1,244)	(36)	6,731	1,408
Transportation and Blending (1)	(18)	(3)	1,923	1,033
Operating (1)	(187)	(73)	1,150	481
Realized (Gain) Loss on Risk Management	(1)	(1)	184	138
Unrealized (Gain) Loss on Risk Management	(2)	3	(27)	(135)
Depreciation, Depletion and Amortization	29	27	1,153	1,092
Exploration Expense	—	—	5	25
(Income) Loss From Equity-Accounted Affiliates	(1)	—	(13)	—
Segment Income (Loss)	(26)	(25)	1,592	(383)
General and Administrative	158	51	158	51
Finance Costs	360	145	360	145
Interest Income	(4)	(2)	(4)	(2)
Integration Costs	45	—	45	—
Foreign Exchange (Gain) Loss, Net	196	(159)	196	(159)
Re-measurement of Contingent Payment	135	(31)	135	(31)
(Gain) Loss on Divestiture of Assets	(25)	(1)	(25)	(1)
Other (Income) Loss, Net	(107)	(14)	(107)	(14)
	758	(11)	758	(11)
Earnings (Loss) Before Income Tax			834	(372)
Income Tax Expense (Recovery)			283	(178)
Net Earnings (Loss)			551	(194)
(1)Inventory write-downs prior to January 1, 2021, have been reclassified to royalties, purchased product, transportation and blending or operating expenses to conform with the current presentation of inventory write-downs.
ii) Results for the Nine Months Ended September 30

	Upstream
	Oil Sands		Conventional		Offshore
For the nine months ended September 30,	2021	2020	2021	2020	2021	2020
Revenues
Gross Sales	15,904	6,117	2,235	636	1,262	—
Less: Royalties (1)	1,462	200	103	28	74	—
	14,442	5,917	2,132	608	1,188	—
Expenses
Purchased Product (1)	2,114	806	1,113	184	—	—
Transportation and Blending (1)	5,476	3,552	57	63	10	—
Operating (1)	1,793	839	417	248	166	—
Realized (Gain) Loss on Risk Management	584	228	2	—	—	—
Operating Margin	4,475	492	543	113	1,012	—
Unrealized (Gain) Loss on Risk Management	194	8	10	—	—	—
Depreciation, Depletion and Amortization	1,982	1,276	309	563	369	—
Exploration Expense	15	7	(3)	25	3	—
(Income) Loss From Equity-Accounted Affiliates	(5)	—	—	—	(36)	—
Segment Income (Loss)	2,289	(799)	227	(475)	676	—

	Downstream
	Canadian Manufacturing		U.S. Manufacturing		Retail
For the nine months ended September 30,	2021	2020	2021	2020	2021	2020
Revenues
Gross Sales	3,109	58	13,889	3,633	1,540	—
Less: Royalties (1)	—	—	—	—	—	—
	3,109	58	13,889	3,633	1,540	—
Expenses						—
Purchased Product (1)	2,424	—	12,320	3,413	1,434	—
Transportation and Blending (1)	—	—	—	—	—	—
Operating (1)	284	29	1,212	564	73	—
Realized (Gain) Loss on Risk Management	—	—	48	(6)	—	—
Operating Margin	401	29	309	(338)	33	—
Unrealized (Gain) Loss on Risk Management	—	—	38	(1)	—	—
Depreciation, Depletion and Amortization	127	6	320	666	36	—
Exploration Expense	—	—	—	—	—	—
(Income) Loss From Equity-Accounted Affiliates	—	—	—	—	—	—
Segment Income (Loss)	274	23	(49)	(1,003)	(3)	—
(1)Inventory write-downs prior to January 1, 2021, have been reclassified to royalties, purchased product, transportation and blending or operating expenses to conform with the current presentation of inventory write-downs.

	Corporate and Eliminations		Consolidated
For the nine months ended September 30,	2021	2020	2021	2020
Revenues
Gross Sales	(3,875)	(422)	34,064	10,022
Less: Royalties (1)	—	—	1,639	228
	(3,875)	(422)	32,425	9,794
Expenses
Purchased Product (1)	(3,327)	(196)	16,078	4,207
Transportation and Blending (1)	(39)	(24)	5,504	3,591
Operating (1)	(517)	(210)	3,428	1,470
Realized (Gain) Loss on Risk Management	91	4	725	226
Unrealized (Gain) Loss on Risk Management	(16)	—	226	7
Depreciation, Depletion and Amortization	91	104	3,234	2,615
Exploration Expense	—	—	15	32
(Income) Loss From Equity-Accounted Affiliates	1	—	(40)	—
Segment Income (Loss)	(159)	(100)	3,255	(2,354)
General and Administrative	491	124	491	124
Finance Costs	836	391	836	391
Interest Income	(11)	(4)	(11)	(4)
Integration Costs	302	—	302	—
Foreign Exchange (Gain) Loss, Net	(93)	168	(93)	168
Re-measurement of Contingent Payment	571	(97)	571	(97)
(Gain) Loss on Divestiture of Assets	(97)	—	(97)	—
Other (Income) Loss, Net	(208)	(52)	(208)	(52)
	1,791	530	1,791	530
Earnings (Loss) Before Income Tax			1,464	(2,884)
Income Tax Expense (Recovery)			469	(658)
Net Earnings (Loss)			995	(2,226)
(1)Inventory write-downs prior to January 1, 2021, have been reclassified to royalties, purchased product, transportation and blending or operating expenses to conform with the current presentation of inventory write-downs.
A) Segmented and Operational Information for 2020

	Upstream			Downstream
For the year ended December 31, 2020	Oil Sands	Conventional	Offshore	Canadian Manufacturing	U.S. Manufacturing	Retail
Revenues
Gross Sales	8,481	904	—	82	4,733	—
Less: Royalties (1)	331	40	—	—	—	—
	8,150	864	—	82	4,733	—
Expenses
Purchased Product (1)	939	268	—	—	4,429	—
Transportation and Blending (1)	4,683	81	—	—	—	—
Operating (1)	1,156	320	—	37	748	—
Realized (Gain) Loss on Risk Management	268	—	—	—	(21)	—
Operating Margin	1,104	195	—	45	(423)	—
Unrealized (Gain) Loss on Risk Management (2)	57	—	—	—	(1)	—
Depreciation, Depletion and Amortization	1,687	880	—	8	728	—
Exploration Expense	9	82	—	—	—	—
Segment Income (Loss)	(649)	(767)	—	37	(1,150)	—

For the year ended December 31, 2020					Corporate and Eliminations	Consolidated
Revenues
Gross Sales					(609)	13,591
Less: Royalties (1)					—	371
					(609)	13,220
Expenses
Purchased Product (1)					(278)	5,358
Transportation and Blending (1)					(36)	4,728
Operating (1)					(306)	1,955
Realized (Gain) Loss on Risk Management					5	252
Unrealized (Gain) Loss on Risk Management (2)					—	56
Depreciation, Depletion and Amortization					161	3,464
Exploration Expense					—	91
Segment Income (Loss)					(155)	(2,684)
General and Administrative					292	292
Finance Costs					536	536
Interest Income					(9)	(9)
Integration Costs					29	29
Foreign Exchange (Gain) Loss, Net					(181)	(181)
Re-measurement of Contingent Payment					(80)	(80)
(Gain) Loss on Divestiture of Assets					(81)	(81)
Other (Income) Loss, Net					40	40
					546	546
Earnings (Loss) Before Income Tax						(3,230)
Income Tax Expense (Recovery)						(851)
Net Earnings (Loss)						(2,379)
(1)Inventory write-downs and reversals prior to January 1, 2021, have been reclassified to royalties, purchased product, transportation and blending or operating expenses to conform with the current presentation of inventory write-downs and reversals.
(2)Unrealized gain and loss on risk management are recorded in the reportable segment to which the derivative instrument relates. Comparative periods have been reclassified as these amounts were recorded in the Corporate and Eliminations segment prior to January 1, 2021.
B) Segmented and Operational Information for 2019

	Upstream			Downstream
For the year ended December 31, 2019	Oil Sands	Conventional	Offshore	Canadian Manufacturing	U.S. Manufacturing	Retail
Revenues
Gross Sales	12,739	935	—	77	8,291	—
Less: Royalties	1,143	30	—	—	—	—
	11,596	905	—	77	8,291	—
Expenses
Purchased Product (1)	1,869	240	—	—	6,735	—
Transportation and Blending	5,152	82	—	—	—	—
Operating	1,067	339	—	41	877	—
Realized (Gain) Loss on Risk Management	23	—	—	—	(16)	—
Operating Margin	3,485	244	—	36	695	—
Unrealized (Gain) Loss on Risk Management (2)	92	—	—	—	1	—
Depreciation, Depletion and Amortization	1,543	319	—	7	273	—
Exploration Expense	18	64	—	—	—	—
Segment Income (Loss)	1,832	(139)	—	29	421	—

For the year ended December 31, 2019					Corporate and Eliminations	Consolidated
Revenues
Gross Sales					(689)	21,353
Less: Royalties					—	1,173
					(689)	20,180
Expenses
Purchased Product (1)					(417)	8,427
Transportation and Blending					(50)	5,184
Operating					(236)	2,088
Realized (Gain) Loss on Risk Management					—	7
Unrealized (Gain) Loss on Risk Management (2)					56	149
Depreciation, Depletion and Amortization					107	2,249
Exploration Expense					—	82
Segment Income (Loss)					(149)	1,994
General and Administrative					331	331
Finance Costs					511	511
Interest Income					(12)	(12)
Foreign Exchange (Gain) Loss, Net					(404)	(404)
Re-measurement of Contingent Payment					164	164
(Gain) Loss on Divestiture of Assets					(2)	(2)
Other (Income) Loss, Net					9	9
					597	597
Earnings (Loss) Before Income Tax						1,397
Income Tax Expense (Recovery)						(797)
Net Earnings (Loss)						2,194
(1)Inventory write-downs have been reclassified to purchased product to conform with the current presentation of inventory write-downs.
(2)Unrealized gain and loss on risk management are recorded in the reportable segment to which the derivative instrument relates. Comparative periods have been reclassified as these amounts were recorded in the Corporate and Eliminations segment prior to January 1, 2021.
C) Segmented and Operational Information for 2018

	Upstream			Downstream
For the year ended December 31, 2018	Oil Sands	Conventional	Offshore	Canadian Manufacturing	U.S. Manufacturing	Retail
Revenues
Gross Sales	11,975	1,071	—	36	9,031	—
Less: Royalties	473	73	—	—	—	—
	11,502	998	—	36	9,031	—
Expenses
Purchased Product (1)	1,933	168	—	—	7,160	—
Transportation and Blending	5,879	90	—	—	—	—
Operating	1,056	404	—	37	870	—
Realized (Gain) Loss on Risk Management	1,551	26	—	—	(1)	—
Operating Margin	1,083	310	—	(1)	1,002	—
Unrealized (Gain) Loss on Risk Management (2)	(169)	—	—	—	(5)	—
Depreciation, Depletion and Amortization	1,439	412	—	7	215	—
Exploration Expense	6	2,117	—	—	—	—
Segment Income (Loss)	(193)	(2,219)	—	(8)	792	—

For the year ended December 31, 2018					Corporate and Eliminations	Consolidated
Revenues
Gross Sales					(724)	21,389
Less: Royalties					—	546
					(724)	20,843
Expenses
Purchased Product (1)					(517)	8,744
Transportation and Blending					(27)	5,942
Operating					(183)	2,184
Realized (Gain) Loss on Risk Management					(22)	1,554
Unrealized (Gain) Loss on Risk Management (2)					(1,075)	(1,249)
Depreciation, Depletion and Amortization					58	2,131
Exploration Expense					—	2,123
Segment Income (Loss)					1,042	(586)
General and Administrative					1,020	1,020
Finance Costs					627	627
Interest Income					(19)	(19)
Foreign Exchange (Gain) Loss, Net					854	854
Re-measurement of Contingent Payment					50	50
(Gain) Loss on Divestiture of Assets					795	795
Other (Income) Loss, Net					13	13
					3,340	3,340
Earnings (Loss) Before Income Tax						(3,926)
Income Tax Expense (Recovery)						(1,010)
Net Earnings (Loss)						(2,916)
(1)Inventory write-downs have been reclassified to purchased product to conform with the current presentation of inventory write-downs.
(2)Unrealized gain and loss on risk management are recorded in the reportable segment to which the derivative instrument relates. Comparative periods have been reclassified as these amounts were recorded in the Corporate and Eliminations segment prior to January 1, 2021.
Schedule of Revenues by Product
B) Revenues by Product (1)

	Three Months Ended		Nine Months Ended
For the periods ended September 30,	2021	2020	2021	2020
Upstream
Crude Oil	5,140	2,333	13,368	5,971
NGLs	754	152	1,921	242
Natural Gas	625	17	2,125	270
Other	99	12	348	41
Downstream
Canadian Manufacturing
Synthetic Crude Oil	492	—	1,289	—
Diesel and Distillate	107	—	283	—
Asphalt	177	—	358	—
Other Products and Services	439	15	1,179	58
U.S. Manufacturing
Gasoline	2,942	642	7,245	1,782
Diesel and Distillate	1,719	347	4,497	1,211
Other Products	1,062	249	2,147	641
Retail	592	—	1,540	—
Corporate and Eliminations	(1,450)	(108)	(3,875)	(422)
Consolidated	12,698	3,659	32,425	9,794
(1) Prior period results of the Company’s market optimization activities have been reclassified to revenues, by product, in the Upstream segment.
Schedule of Geographical Information
C) Geographical Information

	Revenues
	Three Months Ended		Nine Months Ended
For the periods ended September 30,	2021	2020	2021	2020
Canada	6,243	2,418	16,774	6,082
United States	6,139	1,241	14,740	3,712
China	316	—	911	—
Consolidated	12,698	3,659	32,425	9,794

	Non-Current Assets (1)
As at	September 30, 2021	December 31, 2020
Canada	34,506	26,041
United States	6,433	3,590
China	2,602	—
Indonesia	404	—
Consolidated	43,945	29,631
(1)Includes exploration and evaluation (“E&E”) assets, property, plant and equipment (“PP&E”), right-of-use (“ROU”) assets, investments in equity-accounted affiliate, precious metals, intangible assets and goodwill.
Schedule of Assets by Segment
D) Assets by Segment (1)

	E&E Assets		PP&E		ROU Assets
As at	September 30, 2021	December 31, 2020	September 30, 2021	December 31, 2020	September 30, 2021	December 31, 2020
Oil Sands	634	617	23,632	19,748	749	196
Conventional	6	6	1,948	1,758	4	3
Offshore	15	—	2,795	—	164	—
Canadian Manufacturing	—	—	2,365	176	366	392
U.S. Manufacturing	—	—	6,053	3,476	280	114
Retail	—	—	422	—	107	—
Corporate and Eliminations	—	—	384	253	463	434
Consolidated	655	623	37,599	25,411	2,133	1,139

	Goodwill		Total Assets
As at	September 30, 2021	December 31, 2020	September 30, 2021	December 31, 2020
Oil Sands	2,984	2,272	30,782	24,641
Conventional	—	—	2,706	1,978
Offshore	—	—	3,626	—
Canadian Manufacturing	—	—	3,006	578
U.S. Manufacturing	—	—	9,946	4,363
Retail	—	—	708	—
Corporate and Eliminations	—	—	3,477	1,210
Consolidated	2,984	2,272	54,251	32,770
(1) Prior periods have been reclassified to conform with the current period’s operating segments.
Schedule of Capital Expenditures
E) Capital Expenditures (1) (2)

	Three Months Ended		Nine Months Ended
For the periods ended September 30,	2021	2020	2021	2020
Capital Investment
Oil Sands	198	65	617	337
Conventional	41	12	135	39
Offshore	69	—	130	—
Canadian Manufacturing	9	5	23	22
U.S. Manufacturing	301	60	743	150
Retail	16	—	22	—
Corporate and Eliminations	13	6	58	51
	647	148	1,728	599
Acquisition Capital
Oil Sands	—	1	3	6
Conventional	—	3	4	4
	—	4	7	10
Acquisitions (Note 4)
Oil Sands	—	—	5,119	—
Conventional	—	—	565	—
Offshore	84	—	3,061	—
Canadian Manufacturing	—	—	2,283	—
U.S. Manufacturing	—	—	2,140	—
Retail	—	—	422	—
Corporate and Eliminations	—	—	155	—
Total Capital Expenditures	731	152	15,480	609
(1)Includes expenditures on PP&E and E&E assets.
(2)Prior periods have been reclassified to conform with the current period’s operating segments.